Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Revenue	$ 150,509	$ 150,499
Salaries, wages and benefits	32,903	33,288
Direct costs	72,007	70,244
Depreciation and depletion	38,412	16,582
Royalties	1,653	1,740
Write down of inventory to NRV	2,026	166
Total cost of sales	147,001	122,020
Earnings (loss) before taxes	(17,711)	7,887
Current income tax expense (recovery)	4,477	4,650
Deferred income tax expense (recovery)	(9,749)	(6,447)
Total income tax expense (recovery)	(5,272)	(1,797)
Net earnings (loss)	(12,439)	9,684
Silver revenue [Member]
Statements Line Items
Revenue	85,480	84,360
Gold revenue [Member]
Statements Line Items
Revenue	65,029	66,139
mining [Member]
Statements Line Items
Salaries, wages and benefits	19,793	19,848
Direct costs	44,245	40,244
processing [Member]
Statements Line Items
Salaries, wages and benefits	4,910	4,694
Direct costs	21,584	22,372
administrative [Member]
Statements Line Items
Salaries, wages and benefits	8,056	8,390
Direct costs	5,892	6,963
stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	(93)	202
depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	37,892	17,166
change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	237	154
Direct costs	286	665
Depreciation and depletion	520	(584)
Corporate [Member]
Statements Line Items
Revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Earnings (loss) before taxes	(8,079)	(7,694)
Current income tax expense (recovery)	0	(10)
Deferred income tax expense (recovery)	0	0
Total income tax expense (recovery)	0	(10)
Net earnings (loss)	(8,079)	(7,684)
Corporate [Member] | Silver revenue [Member]
Statements Line Items
Revenue	0	0
Corporate [Member] | Gold revenue [Member]
Statements Line Items
Revenue	0	0
Corporate [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Corporate [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	0	0
Corporate [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Exploration [Member]
Statements Line Items
Revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Earnings (loss) before taxes	(12,258)	(10,564)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	0	200
Total income tax expense (recovery)	0	200
Net earnings (loss)	(12,258)	(10,764)
Exploration [Member] | Silver revenue [Member]
Statements Line Items
Revenue	0	0
Exploration [Member] | Gold revenue [Member]
Statements Line Items
Revenue	0	0
Exploration [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Exploration [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	0	0
Exploration [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Guanacevi [Member]
Statements Line Items
Revenue	39,229	43,371
Salaries, wages and benefits	10,237	11,203
Direct costs	30,022	22,273
Depreciation and depletion	23,117	13,365
Royalties	1,123	1,239
Write down of inventory to NRV	2,026	166
Total cost of sales	66,525	48,246
Earnings (loss) before taxes	(27,296)	(4,875)
Current income tax expense (recovery)	642	676
Deferred income tax expense (recovery)	(7,475)	(5,589)
Total income tax expense (recovery)	(6,833)	(4,913)
Net earnings (loss)	(20,463)	38
Guanacevi [Member] | Silver revenue [Member]
Statements Line Items
Revenue	32,267	37,161
Guanacevi [Member] | Gold revenue [Member]
Statements Line Items
Revenue	6,962	6,210
Guanacevi [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	5,382	6,027
Direct costs	20,332	12,567
Guanacevi [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	1,644	1,951
Direct costs	6,783	6,709
Guanacevi [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	2,580	2,948
Direct costs	1,886	2,164
Guanacevi [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	(31)	68
Guanacevi [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	22,352	13,934
Guanacevi [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	662	209
Direct costs	1,021	833
Depreciation and depletion	765	(569)
Bolanitos [Member]
Statements Line Items
Revenue	39,805	48,419
Salaries, wages and benefits	8,113	8,396
Direct costs	18,161	20,364
Depreciation and depletion	861	1,894
Royalties	190	228
Write down of inventory to NRV	0	0
Total cost of sales	27,325	30,882
Earnings (loss) before taxes	12,480	17,537
Current income tax expense (recovery)	2,507	3,981
Deferred income tax expense (recovery)	(1,530)	(1,473)
Total income tax expense (recovery)	977	2,508
Net earnings (loss)	11,503	15,029
Bolanitos [Member] | Silver revenue [Member]
Statements Line Items
Revenue	14,310	15,265
Bolanitos [Member] | Gold revenue [Member]
Statements Line Items
Revenue	25,495	33,154
Bolanitos [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	5,102	5,023
Direct costs	10,716	11,777
Bolanitos [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	1,065	978
Direct costs	6,590	6,921
Bolanitos [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	2,360	2,419
Direct costs	1,670	1,893
Bolanitos [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	(31)	67
Bolanitos [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	931	1,900
Bolanitos [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	(383)	(91)
Direct costs	(815)	(227)
Depreciation and depletion	(70)	(6)
El Cubo [Member]
Statements Line Items
Revenue	71,475	58,709
Salaries, wages and benefits	14,553	13,689
Direct costs	23,824	27,607
Depreciation and depletion	14,434	1,323
Royalties	340	273
Write down of inventory to NRV	0	0
Total cost of sales	53,151	42,892
Earnings (loss) before taxes	18,324	15,817
Current income tax expense (recovery)	1,328	3
Deferred income tax expense (recovery)	(1,043)	415
Total income tax expense (recovery)	285	418
Net earnings (loss)	18,039	15,399
El Cubo [Member] | Silver revenue [Member]
Statements Line Items
Revenue	38,903	31,934
El Cubo [Member] | Gold revenue [Member]
Statements Line Items
Revenue	32,572	26,775
El Cubo [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	9,309	8,798
Direct costs	13,197	15,900
El Cubo [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	2,201	1,765
Direct costs	8,211	8,742
El Cubo [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	3,116	3,023
Direct costs	2,336	2,906
El Cubo [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	(31)	67
El Cubo [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	14,609	1,332
El Cubo [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	(42)	36
Direct costs	80	59
Depreciation and depletion	(175)	(9)
El Compas [Member]
Statements Line Items
Revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Earnings (loss) before taxes	(882)	(2,334)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	299	0
Total income tax expense (recovery)	299	0
Net earnings (loss)	(1,181)	(2,334)
El Compas [Member] | Silver revenue [Member]
Statements Line Items
Revenue	0	0
El Compas [Member] | Gold revenue [Member]
Statements Line Items
Revenue	0	0
El Compas [Member] | mining [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
El Compas [Member] | processing [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
El Compas [Member] | administrative [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
El Compas [Member] | stock based compensation [Member]
Statements Line Items
Salaries, wages and benefits	0	0
El Compas [Member] | depreciation and depletion [Member]
Statements Line Items
Depreciation and depletion	0	0
El Compas [Member] | change in inventory [Member]
Statements Line Items
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	$ 0	$ 0